Lease - Schedule of Operating Leases (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Operating Leases [Abstract]
Operating lease right of use assets, net	$ 140,476	$ 23,407
Operating lease liabilities - current	75,186	23,407
Operating lease liabilities - non-current	65,290
Total operating lease liabilities	$ 140,476	$ 23,407
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 9 months 29 days
Weighted average discount rate	4.60%